Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Going Concern [Abstract]
Net loss	$ 179,758	$ 251,481	$ 676,512	$ 787,518	$ 990,233	$ 1,097,141
Net cash used in operating activities			$ 454,830	$ 297,154	371,810	$ 531,818
Negative working capital					$ 446,218